Fair value measurements (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument, carrying value	$ 396,269,000	$ 421,324,000
Senior secured revolving credit facility [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument, carrying value	0	25,000,000
Senior unsecured notes due October 2021 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument, carrying value	400,000,000	400,000,000
Senior unsecured notes due October 2021 [Member] | Significant other observable inputs (Level 2) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument, fair value	334,100,000	378,100,000
Debt instrument, carrying value	$ 402,500,000	$ 402,800,000